Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	21,000,000	23,000,000	25,000,000
Weighted average exercise price, Options outstanding	$ 20.91	$ 20.29	$ 20.45
Weighted average remaining contractual life (in years)	5 years 11 months 4 days
Number of options, Options exercisable	5,000,000	9,000,000
Weighted average exercise price, Options exercisable	$ 17.56	$ 18.08
Weighted average remaining contractual life (in years), Options exercisable	2.29
$12.64 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	8,000,000
Weighted average exercise price, Options outstanding	$ 16.91
Weighted average remaining contractual life (in years)	4 years 1 month 27 days
Number of options, Options exercisable	4,000,000
Weighted average exercise price, Options exercisable	$ 16.07
Weighted average remaining contractual life (in years), Options exercisable	1.85
$21.00 - $24.83 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	13,000,000
Weighted average exercise price, Options outstanding	$ 23.19
Weighted average remaining contractual life (in years)	6 years 11 months 8 days
Number of options, Options exercisable	1,000,000
Weighted average exercise price, Options exercisable	$ 21.27
Weighted average remaining contractual life (in years), Options exercisable	3.37